CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	41,543,655	41,543,655	41,543,655
Common stock, shares outstanding	41,543,655	41,543,655	41,543,655
Series A Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,437,500	3,437,500	3,437,500
Preferred stock, shares issued	1,276,750	1,276,750	1,276,750
Preferred stock, shares outstanding	1,276,750	1,276,750	1,276,750
Preferred stock, liquidation value	$ 12,767,500	$ 12,767,500	$ 12,767,500
Series B Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	11,000,000	11,000,000	11,000,000
Preferred stock, shares issued	5,307,212	5,307,212	5,305,852
Preferred stock, shares outstanding	5,307,212	5,307,212	5,305,852
Preferred stock, liquidation value	$ 15,921,636	$ 15,921,636	$ 15,917,556